Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 17 – Fair Value Measurements

The following financial instruments were measured at fair value on a recurring basis:

	March 31, 2023
	Total	Level 1	Level 2	Level 3
Liability for the September 2022 Warrants (Note 11)	$702,239	$-	$-	$702,239
Liability for the March 2022 Warrants (Note 11)	$341,550	$341,550	$-	$-
Derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	$1,963,933	$-	$-	$1,963,933

	June 30, 2022
	Total	Level 1	Level 2	Level 3
Contingent consideration (Note 12)	$3,328,361	$-	$-	$3,328,361
Liability for the March 2022 Warrants (Note 11)	$2,070,000	$2,070,000	$-	$-
Liability for the Series A and Series B Warrants (Note 11)	$122,730	$-	$-	$122,730
Derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	$9,399,620	$-	$-	$9,399,620

A summary of the changes in Level 3 financial instruments for the nine months ended March 31, 2023 is as follows:

	Warrant Liability	Contingent Consideration	Derivative liability on Senior Convertible Note
Balance at June 30, 2022	$122,730	$3,328,361	$9,399,620
Fair value of the September 2022 Warrants (Note 11)	5,286,288	-	-
Change in fair value of September 2022 Warrants (Note 11)	(1,482,103)	-	-
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note (Note 11)	(105,953)	-	-
Change in fair value of Bethard contingent consideration liability (Note 12)	-	(179,468)	-
Change in the fair value of the derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	-	-	(274,864)
Balance at September 30, 2022	3,820,962	3,148,893	9,124,756
Change in fair value of September 2022 Warrants (Note 11)	(1,536,732)	-	-
Loss (gain) on Bethard contingent consideration liability (Note 12)	-	3,044,019	-
Change in the fair value of the derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	-	-	(8,324,802)
Balance at December 31, 2022	$2,284,230	6,192,912	799,954
Change in fair value of September 2022 Warrants (Note 11)	(1,565,215)	-	-
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note (Note 11)	(16,776)		-
Loss (gain) on Bethard contingent consideration liability (Note 12)[1]	-	(6,192,912)	-
Change in the fair value of the derivative liability on Senior Convertible Note (Note 2, Note 11 and Note 20)	-	-	1,163,979
Balance at March 31, 2023	$702,239	-	1,963,933

[1]	The gain on the Bethard contingent consideration was recorded as part of the total loss of disposal of the Bethard Business (Note 18).

The September 2022 Warrants were classified as Level 3 as they are plain vanilla warrants and are not callable by the Company (Note 11). The September 2022 Warrants were valued using a Black Scholes valuation model on issuance at September 19, 2022 and for the warrants outstanding at March 31, 2023 with the following assumptions:

	March 31, 2023	September 19, 2022
Contractual term, in years	5.00	5.00
Expected volatility	153%	167%
Risk-free interest rate	3.66%	3.69%
Dividend yield	-	-
Conversion / exercise price	$25.00	$25.00

The March 2022 Warrants were classified as Level 1 as they are publicly traded. They are callable by the Company if certain criteria are met (Note 11). The March 2022 Warrants outstanding at December 31, 2022 and June 30, 2022 were valued using the following assumptions:

	March 31, 2023	June 30, 2022
Contractual term, in years	5.00	5.00
Active market	Nasdaq	Nasdaq
Market price	$1.98	$12.00

The Series A and Series B Warrants outstanding at March 31, 2023 and June 30, 2022 are callable by the Company if certain criteria are met (Note 11) and were valued using a Monte Carlo valuation model with the following assumptions:

	March 31, 2023	June 30, 2022
Contractual term, in years	2.00 – 4.00	2.00 – 4.00
Expected volatility	142-145%	125% – 133%
Risk-free interest rate	4.02-4.79%	2.75% – 2.98%
Dividend yield	-	-
Conversion / exercise price	$1,750.00	$1,750.00

The value of the derivative liability on the Senior Convertible Note at March 31, 2023 and June 30, 2022 was valued using a nonperformance risk adjusted Monte Carlo valuation model using total assets less goodwill and an estimate of the Company’s total enterprise value with the following valuation assumptions:

	March 31, 2023	June 30, 2022
Contractual term remaining, in years	0.17	0.92
Expected volatility	145.23%	137.11%
De-leveraged volatility	51.02%	62.88%
Risk-free interest rate	4.69%	2.72
Dividend yield	—	—
Conversion / exercise price	$218.32	$218.32

The fair value of a derivative instrument in a liability position includes measures of the Company’s nonperformance risk. Significant changes in nonperformance risk used in the fair value measurement of the derivative liability may result in significant changes to the fair value measurement. The cash liability calculated under the terms of the Senior Convertible Note of approximately $1,862,000,000 is materially higher than the fair value of the derivative liability of $1,963,933 calculated at March 31, 2023. The derivative was eliminated on the conversion of the Senior Convertible Note into the Series C Convertible Preferred Stock (Note 20), that occurred on April 28, 2023.

The following is information relative to the Company’s derivative instruments in the unaudited condensed consolidated balance sheets as of March 31, 2023 and June 30, 2022:

Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	March 31, 2023	June 30, 2022
Derivative liability on Senior Convertible Note (Note 2 and 11)	Derivative liability	$1,963,933	$9,399,620

The effect of the derivative instruments on the unaudited condensed consolidated statements of operations is as follows:

Derivatives Not	Location of Gain or (Loss)	Amount of Gain (Loss) Recognized in Income on Derivatives
Designated as Hedging	Recognized in Income on	Three months ended March 31,		Nine months ended March 31,
Instruments	Derivatives	2023	2022	2023	2022
Derivative liability on Senior Convertible Note (Note 2 and 11)	Change in fair value of derivative liability on Senior Convertible Note	$(1,163,979)	$(20,573,051)	$7,435,687	$(22,055,672)

Assets Measured on a Nonrecurring Basis

Assets that are measured at fair value on a nonrecurring basis are remeasured when carrying value exceeds fair value. This includes the evaluation of long-lived assets, goodwill and other intangible assets for impairment. The Company’s estimates of fair value required it to use significant unobservable inputs, representative of Level 3 fair value measurements, including numerous assumptions with respect to future circumstances that might directly impact each of the relevant asset groups’ operations in the future and are therefore uncertain. The carrying value of the assets after any impairment approximates fair value.

The Company assesses the carrying amount of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. The Company assesses the fair value of goodwill using the income approach. Inputs used to calculate the fair value based on the income approach primarily include estimated future cash flows, discounted at a rate that approximates the cost of capital of a market participant.

The Company uses undiscounted future cash flows of the asset or asset group for equipment and intangible assets. During the nine months ended March 31, 2022, the Company recognized asset impairment charges to the goodwill of the EEG iGaming Malta reporting unit in the EEG iGaming segment, and to the goodwill of the GGC reporting unit in the EEG Games segment (Note 6).

Note 18 – Fair Value Measurements

The following financial instruments were measured at fair value on a recurring basis:

	June 30, 2022
	Total	Level 1	Level 2	Level 3
Contingent consideration (Note 3)	$3,328,361	$—	$—	$3,328,361
Liability for the March 2022 Warrants and April 2022 Overallotment Warrants (Note 12)	$2,070,000	$2,070,000	$—	$—
Liability for the Series A and Series B Warrants (Note 12)	$122,730	$—	$—	$122,730
Derivative liability on Senior Convertible Note (Note 12)	$9,399,620	$—	$—	$9,399,620

	June 30, 2021
	Total	Level 1	Level 2	Level 3
Liability for the Series A and Series B Warrants (Note 12)	$23,500,000	$—	$—	$23,500,000

A summary of the changes in Level 3 financial instruments for the years ended June 30, 2022 and 2021 is as follows:

	Warrant Liability	Contingent Consideration	Derivative liability on Senior Convertible Note
Balance at June 30, 2020	$—	$—	$—
Fair value of warrants issued for Argyll acquisition (“Argyll Warrant Liability”) (Note 3)	2,750,076	—	—
Revaluation of Argyll warrant liability for warrants issued in Argyll Acquisition (Note 16)	4,729,924	—	—
Settlement of Argyll warrant liability (Note 16)	(7,480,000)	—	—
Issuance of Series A and Series B warrants with Senior Convertible Note (Note 12)	26,680,000	—	—
Revaluation of Series A and Series B Warrants issued with Senior Convertible Note (Note 12)	(3,180,000)	—	—
Balance at June 30, 2021	23,500,000		—
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note (Note 12)	(23,377,270)	—	—
Fair value of contingent consideration for Bethard at acquisition (Note 3)	—	6,700,000	—
Payments of Bethard contingent consideration	—	(1,016,331)	—
Change in fair value of Bethard contingent consideration liability (Note 3)	—	(2,355,308)	—
Fair value of derivative liability on Senior Convertible Note (Note 12)	—	—	20,281,861
Change in the fair value of the derivative liability on Senior Convertible Note (Note 12)	—	—	(10,882,241)
Balance at June 30, 2022	$122,730	$3,328,361	$9,399,620

The Series A and Series B Warrants outstanding at June 30, 2022 were valued using a Monte Carlo valuation model with the following assumptions:

	June 30, 2022	June 30, 2021
Contractual term, in years	2.00 – 4.00	2.00 – 4.00
Expected volatility	125% – 133%	120% – 140%
Risk-free interest rate	2.75% – 2.98%	0.24% – 0.65%
Dividend yield	—	—
Conversion / exercise price	$1,750.00	$1,750.00

The value of the March 2022 Warrants issuance at March 2, 2022 were valued using a Monte Carlo valuation model with the following assumptions:

March 2, 2022
Contractual term, in years	5.00
Expected volatility	139%
Risk-free interest rate	1.74%
Dividend yield	—
Conversion / exercise price	$100.00

On issuance, the March 2022 Warrants were classified as a Level 3 instrument and were subsequently transferred out of Level 3 and classified as a Level 1, as subsequent valuations were based upon the market price of the warrants. On issuance, the April 2022 Overallotment Warrants were classified as Level 1 using the market price. At June 30, 2022 the March 2022 Warrants and the April 2022 Overallotment Warrants were valued using the market price.

The value of the derivative liability on the Senior Convertible Note at June 30, 2022 was valued using a nonperformance risk adjusted Monte Carlo valuation model with the following assumptions:

June 30, 2022
Contractual term, in years	0.92
Expected volatility	137.11%
De-leveraged volatility	62.88%
Risk-free interest rate	2.72%
Dividend yield	—
Conversion / exercise price	$218.32

The fair value of a derivative instrument in a liability position includes measures of the Company’s nonperformance risk. Significant changes in nonperformance risk used in the fair value measurement of the derivative liability may result in significant changes to the fair value measurement. The cash liability calculated under the terms of the New Note of approximately $180,000,000 is materially higher than the fair value of the derivative liability of $9,399,620 calculated at June 30, 2022. The calculated make-whole cash liability may differ materially from the amount the Company may be required to pay under the New Note. The Company has held non-binding discussions with the Holder to restructure its obligation under the New Note. However, there can be no guarantee that the Company will be able to reach an agreement to restructure the New Note.

The following is information relative to the Company’s derivative instruments in the consolidated balance sheets as of June 30, 2022 and 2021:

Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	June 30, 2022	June 30, 2021
Derivative liability on Senior Convertible Note (Note 12)	Derivative liability	$9,399,620	$-

The effect of the derivative instruments on the consolidated statements of operations is as follows:

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Year ended June 30,
Derivatives Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income on Derivatives	2022	2021
Derivative liability on Senior Convertible Note (Note 12)	Change in fair value of derivative liability on Senior Convertible Note	$(10,882,241)	$-

Argyll Warrant Valuation

During the year ended June 30, 2021, the Company issued 10,000 warrants in connection with its acquisition of Argyll. Each warrant entitled the holder to purchase one share of Common Stock at exercise price of $800.00 per share. The Company initially estimated the fair value of the warrants issued to be $5,488,171 as of the Argyll acquisition date of July 31, 2020. At September 30, 2020, the Company estimated the fair value of these warrants to be $3,387,218, resulting in a gain on the change in fair value of warrant liability in the amount of $2,100,953. The Company valued the warrants using the Black-Scholes option pricing model with the following terms on July 31, 2020: (a) exercise price of $800.00, (b) volatility rate of 187.40%, (c) discount rate of 0.48%, (d) term of three years, and (e) dividend rate of 0%. The Company valued the warrant using the Black-Scholes option pricing model with the following terms on September 30, 2020: (a) exercise price of $800.00, (b) volatility rate of 183.25%, (c) discount rate of 0.28%, (d) term of 2 years and 10 months, and (e) dividend rate of 0%.

Subsequent to September 30, 2020, the holder of the warrants issued in the Argyll acquisition exercised the warrants resulting in the issuance of 10,000 shares of Common Stock by the Company. Prior to the exercises of the warrants, the Company recorded a measurement period adjustment to reduce the acquisition date fair value of the warrant liability by $2,738,095 using a Monte Carlo simulation. The issuance of the shares of Common Stock upon exercise of the warrants were recorded at their settlement date fair value of $15,480,000 comprised of $8,000,000 of cash received from the exercise, and non-cash settlement of the warrant liability totaling $7,480,000.

Assets Measured on a Nonrecurring Basis

Assets that are measured at fair value on a nonrecurring basis are remeasured when carrying value exceeds fair value. This includes the evaluation of long-lived assets, goodwill and other intangible assets for impairment. The Company’s estimates of fair value required it to use significant unobservable inputs, representative of Level 3 fair value measurements, including numerous assumptions with respect to future circumstances that might directly impact each of the relevant asset groups’ operations in the future and are therefore uncertain. The carrying value of the assets after any impairment approximates fair value.

The Company assesses the carrying amount of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses the fair value of goodwill using the income approach. Inputs used to calculate the fair value based on the income approach primarily include estimated future cash flows, discounted at a rate that approximates the cost of capital of a market participant.

The Company uses undiscounted future cash flows of the asset or asset group for equipment and intangible assets. During the year ended June 30, 2022, the Company wrote down certain long-lived assets other than goodwill related to the same reporting unit to fair value. The Company estimated the fair value when conducting the long-lived asset impairment tests primarily using an income approach and used a variety of unobservable inputs and underlying assumptions consistent with those discussed above for purposes of the Company’s goodwill impairment test.

During the year ended June 30, 2022, the Company recognized asset impairment charges to the goodwill and long-lived assets of the iGaming Argyll (UK) reporting unit in the EEG iGaming segment, and EGL, GGC and Helix reporting units in the EEG Games segment (See Notes 6, 7 and 11).